GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 11,867	$ 11,532
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	11,516	10,978
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 351	$ 554